Tax - Disclosure of components of income tax (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current tax charge/(credit)
Current year	£ 1,905	£ 1,633	£ 1,359
Adjustments in respect of prior years	(131)	26	(181)
Total	1,774	1,659	1,178
Deferred tax charge/(credit)
Current year	58	128	(95)
Adjustments in respect of prior years	94	(35)	151
Total	152	93	56
Tax charge	£ 1,926	£ 1,752	£ 1,234